INCOME TAXES:	Dec. 29, 2022
Recast [Member]
INCOME TAXES:

8.	INCOME TAXES:

A reconciliation of the income tax provision computed at statutory rates to the reported income tax provision for the years ended April 30, 2022 and 2021 is as follows:
	2022 $	2021 $

Statutory tax rate	27%	27%

Loss before income taxes	(1,354,925)	(4,899,259)

Expected income tax recovery	(366,000)	(1,323,000)
Increase (decrease) in income tax recovery resulting from:
Derivative liability		-
Other permanent differences	23,000	599,000
Foreign income taxed at foreign rates	49,000	46,000
Impact of under provision in previous year	4,000	(18,000)
Change in valuation allowance	290,000	696,000

Income tax recovery (expense)	-	-

As a result of tax legislation enacted in the U.S. at the end of 2017, the federal U.S. corporate tax rate applicable to years subsequent to 2017 was substantially reduced.  The Company recorded deferred income tax expense in respect of its U.S. operations during the year ended April 30, 2022 using the federal rate of 21% (2021 – 21%).

The Company also revalued its deferred tax assets in respect of its Canadian operations to reflect the increase in the Canadian corporate income tax rate to 27% (2021 – 27%) for years subsequent to 2017.  There was no impact on tax expense as a full valuation allowance is provided for the deferred tax assets.

The significant components of the Company’s deferred income tax assets and liabilities after applying enacted corporate tax rates as at April 30, 2022 and 2021 are as follows:
	2022 $	2021 $

Deferred income tax assets / (liabilities)
Operating losses carried forward	10,173,000	10,010,000
Resource property	685,000	555,000
Share issuance costs	7,000	19,000
Other	21,000	12,000
Valuation allowance	(10,886,000)	(10,596,000)

Net deferred income tax assets	-	-

At April 30, 2022, the Company has accumulated non-capital losses $19,323,000 (2021 - $18,804,000) in Canada and net operating losses of $23,599,000 (2021 - $23,491,000) in the USA, which are available to carryforward and offset future years’ taxable income.  Losses arising before January 1, 2018 will expire in various amounts from 2022 to 2038 and will offset 100% of taxable income. As a result of tax legislation enacted in the U.S. at the end of 2017, net operating losses in the US arising in tax year beginning after December 31, 2017 can be carried forward indefinitely instead of 20 years and carrybacks are no longer permitted. However, the net operating loss carryforward is limited and can only offset 80% of taxable income.

Included in discontinued operations at April 30, 2022 are the accumulated federal and state net operating losses of $23,599,000 (2021 - $23,491,000).

Uncertain Tax Positions

The Company has adopted certain provisions of ASC 740, “Income Taxes”, which prescribes a recognition threshold and measurement attribute for the recognition and measurement of tax positions taken or expected to be taken in income tax returns. The provisions also provide guidance on the de-recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, and accounting for interest and penalties associated with tax positions.

The Company files income tax returns in the U.S. federal jurisdiction, various state and foreign jurisdictions.  The Company’s tax returns are subject to tax examinations by U.S. federal and state tax authorities, or examinations by foreign tax authorities until respective statute of limitation.  The Company currently has no tax years under examination. The Company is subject to tax examinations by tax authorities for all taxation years commencing after 2003.

At April 30, 2022, the Company does not have an accrual relating to uncertain tax positions. It is not anticipated that unrecognized tax benefits would significantly increase or decrease within 12 months of the reporting date.

The Company has recorded management’s estimate of a withholding tax liability in the amount of $896,756 (Note 6).  The amount determined to be payable upon review by the taxation authorities may vary materially from this current estimate.

Provision has not been made for U.S. or additional foreign taxes on undistributed earnings of foreign subsidiaries. Such earnings have been and will continue to be reinvested but could become subject to additional tax if they were remitted as dividends or were loaned to the Company affiliate. It is not practicable to determine the amount of additional tax, if any, that might be payable on the undistributed foreign earnings.